Change in Non-Cash Operating Working Capital (Tables)	12 Months Ended
Sep. 30, 2024
Change In Non-cash Operating Working Capital
Schedule Of Change in Non-Cash Operating Working Capital

	September 30, 2024	September 30, 2023
Trade and other receivables	(732)	(7,845)
Inventories	(1,418)	(724)
Prepaid expenses and other	(1,693)	(2,103)
Trade and other payables	1,588	2,551
	(2,255)	(8,121)